ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Companies Subsidiaries and VIE's) (Details)	12 Months Ended
Dec. 31, 2013
Broad Cosmos Enterprises Ltd. [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 26, 2006
Place of incorporation	British Virgin Islands ("BVI")
Percentage of economic ownership	100.00%
AirMedia International Limited ("AM International") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jul. 14, 2007
Place of incorporation	BVI
Percentage of economic ownership	100.00%
AirMedia (China) Limited ("AM China") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 05, 2005
Place of incorporation	Hong Kong
Percentage of economic ownership	100.00%
Excel Lead International Limited ("Excel Lead") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 01, 2008
Place of incorporation	BVI
Percentage of economic ownership	100.00%
Dominant City Ltd. ("Dominant City") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jul. 01, 2009
Place of incorporation	BVI
Percentage of economic ownership	100.00%
Easy Shop Ltd. ("Easy Shop") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jan. 01, 2010
Place of incorporation	BVI
Percentage of economic ownership	100.00%
Glorious Star Investment Limited ("Glorious Star") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 01, 2008
Place of incorporation	Hong Kong
Percentage of economic ownership	100.00%
AirMedia Technology (Beijing) Co., Ltd. ("AM Technology") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 19, 2005
Place of incorporation	PRC
Percentage of economic ownership	100.00%
Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 06, 2006
Place of incorporation	PRC
Percentage of economic ownership	100.00%
Xi'an AirMedia Chuangyi Technology Co., Ltd. ("Xi'an AM") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Dec. 31, 2007
Place of incorporation	PRC
Percentage of economic ownership	100.00%
Beijing Shengshi Lianhe Advertising Co., Ltd. ("Shengshi Lianhe") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 07, 2005
Place of incorporation	PRC
Percentage of economic ownership
AirMedia Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Ltd.) ("AM Advertising") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Nov. 22, 2005
Place of incorporation	PRC
Percentage of economic ownership
Beijing AirMedia UC Advertising Co., Ltd. ("AirMedia UC") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jan. 01, 2007
Place of incorporation	PRC
Percentage of economic ownership
Beijing Yuehang Digital Media Advertising Co., Ltd. ("AM Yuehang") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jan. 16, 2008
Place of incorporation	PRC
Percentage of economic ownership
AirTV United Media & Culture Co., Ltd. ("AirTV United") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Oct. 10, 2006
Place of incorporation	PRC
Percentage of economic ownership
Beijing AirMedia Film & TV Culture Co., Ltd. ("AM Film") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 13, 2007
Place of incorporation	PRC
Percentage of economic ownership
Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Aug. 01, 2008
Place of incorporation	PRC
Percentage of economic ownership
Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Oct. 17, 2008
Place of incorporation	PRC
Percentage of economic ownership
Beijing Weimei Lianhe Advertising Co., Ltd. ("Weimei Lianhe") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Mar. 10, 2009
Place of incorporation	PRC
Percentage of economic ownership
Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jun. 23, 2009
Place of incorporation	PRC
Percentage of economic ownership
Beijing AirMedia Jiaming Film & TV Culture Co., Ltd. (Formerly Beijing Youtong Hezhong Advertising Media Co., Ltd.) ("AM Jiaming") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jul. 01, 2009
Place of incorporation	PRC
Percentage of economic ownership
Beijing AirMedia Advertising Co., Ltd. (Formly Beijing AirMedia Jinshi Advertising Co., Ltd.) ("AM Jinshi") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jul. 07, 2009
Place of incorporation	PRC
Percentage of economic ownership
Tianjin AirMedia Jinshi Advertising Co., Ltd. ("TJ Jinshi") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 08, 2009
Place of incorporation	PRC
Percentage of economic ownership
Tianjin AirMedia Advertising Co., Ltd. ("TJ AM") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 21, 2009
Place of incorporation	PRC
Percentage of economic ownership
AirMedia City (Beijing) Outdoor Advertising Co., Ltd. ("AM Outdoor") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Jan. 01, 2010
Place of incorporation	PRC
Percentage of economic ownership
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Feb. 01, 2010
Place of incorporation	PRC
Percentage of economic ownership
Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd.) ("GreatView Media") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 28, 2011
Place of incorporation	PRC
Percentage of economic ownership
Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Apr. 28, 2011
Place of incorporation	PRC
Percentage of economic ownership
Guangzhou Meizheng Advertising Co., Ltd. ("Guangzhou Meizheng") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	May 17, 2013
Place of incorporation	PRC
Percentage of economic ownership
Beijing AirMedia Tianyi Advertising Co., Ltd. ("AM Tianyi") [Member]
Organization And Principal Activities [Line Items]
Date of incorporation/acquisition	Sep. 25, 2013
Place of incorporation	PRC
Percentage of economic ownership